Restricted Cash, Deposits and Marketable Securities (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Restricted Cash Deposits And Marketable Securities [Abstract]
Bonds coupon rate	3.255%
Bill Coupon Rate	$ 1,375